Note 2 - Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Year Ended December 31,
(Dollars in thousands)	2021	2020
Non-interest income:
Fees and service charges on deposit accounts	$979	986
Other fees and service charges	392	369
Debit card interchange fees	1,754	1,522
Gain on sale of loans (1)	6,566	9,531
Loan servicing fees (1)	1,555	1,356
Uninsured investment product sales	1,208	991
Other	1,809	328
Total non-interest income	$14,263	15,083